Operating Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 1,472
Operating Leases, Future Minimum Payments, Due in Two Years	1,382
Operating Leases, Future Minimum Payments, Due in Three Years	1,324
Operating Leases, Future Minimum Payments, Due in Four Years	1,224
Operating Leases, Future Minimum Payments, Due in Five Years	1,063
Operating Leases, Future Minimum Payments, Due Thereafter	6,224
Operating Leases, Future Minimum Payments Due	12,689
Operating Leases, Rent Expense	$ 1,500	$ 1,500	$ 1,600